Description of Organization and Business Operations, Initial Public Offering and Private Placement (FY) (Details)			6 Months Ended
	Mar. 02, 2021 USD ($) $ / shares	Jan. 04, 2021 USD ($) Business $ / shares shares	Jun. 30, 2021 USD ($) Business
Proposed Public Offering and Private Placement [Abstract]
Unit price, Proposed Public Offering and Private Placement (in dollars per unit)	$ 10.00	$ 10.00
Percentage of Public Shares that would not be redeemed if Business Combination is not completed within Initial Combination Period		100.00%	100.00%
Minimum [Member]
Proposed Public Offering and Private Placement [Abstract]
Number of operating businesses included in initial Business Combination | Business		1	1
Fair market value as percentage of net assets held in Trust Account included in initial Business Combination		80.00%	80.00%
Post-transaction ownership percentage of the target business		50.00%	50.00%
Net tangible asset threshold for redeeming Public Shares | $		$ 5,000,001	$ 5,000,001
Percentage of Public Shares that can be redeemed without prior consent		15.00%	15.00%
Maximum [Member]
Proposed Public Offering and Private Placement [Abstract]
Period to redeem Public Shares if Business Combination is not completed within Initial Combination Period		24 months	24 months
Period to cease operations if Business Combination is not completed within Combination Period		10 days	10 days
Interest from Trust Account that can be held to pay dissolution expenses | $	$ 100,000	$ 100,000
Private Placement Units [Member]
Proposed Public Offering and Private Placement [Abstract]
Shares issued (in shares) | shares		460,000
Share price (in dollars per share)	$ 10.00
Proposed Public Offering [Member] | Minimum [Member]
Proposed Public Offering and Private Placement [Abstract]
Unit price, Proposed Public Offering and Private Placement (in dollars per unit)		$ 10.00
Proposed Public Offering [Member] | Public Shares [Member]
Proposed Public Offering and Private Placement [Abstract]
Shares issued (in shares) | shares		13,000,000
Share price (in dollars per share)		$ 10.00
Over-Allotment Option [Member] | Public Shares [Member]
Proposed Public Offering and Private Placement [Abstract]
Shares issued (in shares) | shares		14,950,000
Share price (in dollars per share)	$ 10.00
Over-Allotment Option [Member] | Private Placement Units [Member]
Proposed Public Offering and Private Placement [Abstract]
Shares issued (in shares) | shares		499,000
Share price (in dollars per share)		$ 10.00